CONSOLIDATED CONDENSED INTERIM STATEMENT OF CASH FLOW - ARS ($)		3 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Income for the Period before Income Tax		$ 235,213,023,000	$ 586,173,812,000
Adjustments to Obtain Operating Activities Flows:
Impairment Charge		400,748,571,000	143,810,165,000
Depreciation Expenses		62,026,531,000	45,722,955,000
Loss on Net Monetary Position		391,513,430,000	1,283,845,895,000
Exchange Rate Differences on Foreign Currency		(16,068,427,000)	(57,180,396,000)
Other Operations		(677,121,446,000)	(1,212,964,999,000)
Net (Increases)/Decreases from Operating Assets
Debt Securities measured at Fair Value through Profit or Loss		306,580,141,000	552,589,368,000
Derivative Financial Instruments		(7,596,785,000)	(47,581,477,000)
Repurchase Transactions		(199,033,862,000)	248,957,791,000
Other Financial Assets		(508,899,794,000)	108,338,863,000
Loans and Other Financing
Other Financial Institutions		(178,288,203,000)	128,176,068,000
Non-Financial Private Sector and Residents Abroad		(2,148,475,918,000)	(2,036,209,389,000)
Non-Financial Public Sector		(283,961,000)	405,318,000
Other Debt Securities		(37,192,924,000)	1,337,829,797,000
Financial Assets Pledged as Collateral		524,888,710,000	(5,722,858,000)
Investments in Equity Instruments		(28,767,571,000)	(900,483,000)
Other Non-financial Assets		(7,719,426,000)	55,898,594,000
Non-current Assets Held for Sale		59,000	154,605,000
Deposits
Financial Sector		1,078,314,000	(477,141,000)
Non-Financial Private Sector and Residents Abroad		192,841,787,000	1,436,026,100,000
Non-Financial Public Sector		63,778,304,000	89,829,018,000
Liabilities at Fair Value through Profit or Loss		52,065,504,000	(115,643,340,000)
Derivative Financial Instruments		10,974,683,000	60,356,341,000
Other Financial Liabilities		894,510,067,000	(622,461,158,000)
Provisions		(90,963,345,000)	71,527,924,000
Other Non-Financial Liabilities		(158,006,299,000)	(127,849,299,000)
Income Tax Payments		(151,345,966,000)	(212,821,181,000)
NET CASH (USED BY) / GENERATED BY OPERATING ACTIVITIES (A)		(1,073,544,803,000)	1,709,830,893,000
Payments
Purchase of Property, Plant and Equipment and Intangible Assets(*)	[1]	(100,641,385,000)	(54,605,804,000)
Collections
Sales of Property, Plant and Equipment and Intangible Assets		26,707,175,000	1,548,971,000
Dividends from Joint Ventures and Associates		1,704,145,000	0
NET CASH USED IN INVESTMENT ACTIVITIES (B)		(72,230,065,000)	(53,056,833,000)
Payments
Repayment of Debt Securities		(179,298,451,000)	(69,379,174,000)
Financing from the Argentine Central Bank and Other Financial Institutions		(296,499,220,000)	(223,267,370,000)
Leases		(3,705,683,000)	(3,448,955,000)
Collections
Capital Increase		104,028,765,000	0
Proceeds from Issuance of Debt Securities		238,498,691,000	108,691,178,000
Financing from the Argentine Central Bank and Other Financial Institutions		300,940,996,000	239,466,682,000
NET CASH GENERATED BY FINANCING ACTIVITIES (C)		163,965,098,000	52,062,361,000
EFFECTS OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS (D)		204,187,919,000	83,765,517,000
NET (DECREASE) / INCREASE IN CASH AND CASH EQUIVALENTS (A+B+C+D)		(777,621,851,000)	1,792,601,938,000
MONETARY LOSS RELATED TO CASH AND CASH EQUIVALENTS		(510,143,579,000)	(2,911,985,206,000)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR		8,041,079,777,000	7,724,776,164,000
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD		$ 6,753,314,347,000	$ 6,605,392,896,000

[1]	In Purchase of Property, Plant and Equipment $2,626,533 were eliminated, related to additions of right of use assets related to new leasing arrangements, corresponding to a non-cash transactions.